Share-based payments - Schedule of Charges to the Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	£ 281	£ 328	£ 376
Deferred bonus plan
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	206	241	289
Options and shares granted
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	75	87	87
Options and shares granted in the year
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	15	20	19
Options and shares granted in prior years
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Expense from share-based payment transactions with employees	£ 60	£ 67	£ 68